Condensed Statements of Operations (Unaudited) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
		Apr. 12, 2021	Sep. 30, 2021	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Operating expenses			$ 295,815	$ 327,249
Loss from operations		$ (495)	(295,815)	(327,249)
Other income:
Interest income			432	432
Change in fair value of warrant liability			50,082	50,082
Total other income (expenses)			50,514	50,514
Loss before income taxes		(495)	(245,301)	(276,735)
Benefit from (provision for) income taxes
Net income (loss)		$ (495)	$ (245,301)	$ (276,735)
Weighted-average common shares outstanding, basic and diluted (in Shares)	[1]	1,250,000
Weighted-average common shares outstanding, basic and diluted, redeemable shares subject to redemption (in Shares)			2,998,094	1,407,269
Basic and diluted net loss per common share (in Dollars per share)		$ 0	$ 0.02	$ 0.11
Weighted-average common shares outstanding, basic and diluted, non-redeemable shares (in Shares)			1,584,633	1,323,208
Basic and diluted net loss per share, non-redeemable shares (in Dollars per share)			$ (0.18)	$ (0.32)
General and administrative		$ 495

[1]	Excludes up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (See Note 7).